Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (1,655,738)	$ (2,043,818)	$ (8,069,895)	$ (8,449,246)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	36,121	41,022	155,707	211,946
Share-based compensation	206,896	260,149	959,585	1,682,063
Expenses paid through the issuance of common stock		192,166	290,245	145,987
(Gain) loss on change in fair value of derivative liabilities	93,046	(160,118)	(1,065,935)	(1,539,876)
Loss on debt restructuring			811,909
Loss on retirement of equipment			1,689	2,053
Amortization of debt issuance costs and original issue discounts	100,622	151,759	424,431	471,146
Increase (decrease) in cash resulting from changes in:
Accounts receivable	(143,832)	(279,494)	352,100	(749,094)
Inventory	(62,043)	217,873	72,342	68,626
Prepaid expenses and other current assets	39,371	(18,114)	(37,748)	(68,029)
Other assets	(5,659)	(58,473)		9,811
Accounts payable and accrued expenses	5,059	52,790	178,419	(436,420)
Deferred revenue	39,980	35,697	107,108	13,299
Net cash flows from operating activities	(1,346,177)	(1,608,561)	(5,820,043)	(8,637,734)
Cash flows from investing activities:
Purchases of property and equipment		(77,649)	(101,002)	(76,883)
Net cash flows from investing activities		(77,649)	(101,002)	(76,883)
Cash flows from financing activities:
Payment of 2015 private placement financing costs		(140,086)
Net proceeds from equity private placements			3,833,052	4,879,134
Cash paid in lieu of issuing fractional shares in reverse split of common stock			(4,756)
Net cash flows from financing activities		(140,086)	3,828,296	4,879,134
Net change in cash and cash equivalents	(1,346,177)	(1,826,296)	(2,092,749)	(3,835,483)
Cash and cash equivalents, beginning of period	3,315,774	5,408,523	5,408,523	9,244,006
Cash and cash equivalents, end of period	1,969,597	3,582,227	3,315,774	5,408,523
Cash paid for:
Income taxes
Interest	146,611	223,500	$ 976,295	$ 223,500
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Transfer from inventory to property and equipment	$ 91,405	$ 24,223